Share-based payments - Summary of Assumptions Used to Estimate the Fair Value of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($) yr	Dec. 31, 2017 CAD ($) yr
Disclosure of range of exercise prices of outstanding share options [line items]
Expected dividends (CDN$) | $	$ 0.00	$ 0.02
Forfeiture rate (%)	8.00%	11.00%
Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Risk-free interest rate (range) (%)	1.80%	0.70%
Expected volatility (range) (%)	58.00%	60.00%
Expected life (range) (years)	1.79	1.80
Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Risk-free interest rate (range) (%)	2.20%	1.05%
Expected volatility (range) (%)	64.00%	65.00%
Expected life (range) (years)	3.79	3.80